Related party transactions (Schedule of Significant Related Party Transactions) (Details)	12 Months Ended														12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Bigo [Member] CNY	Dec. 31, 2013 Bigo [Member] CNY	Dec. 31, 2012 Bigo [Member] CNY	Dec. 31, 2014 Shanghang [Member] CNY	Dec. 31, 2013 Shanghang [Member] CNY	Dec. 31, 2012 Shanghang [Member] CNY	Dec. 31, 2014 Guangzhou Kuyou [Member] CNY	Dec. 31, 2013 Guangzhou Kuyou [Member] CNY	Dec. 31, 2012 Guangzhou Kuyou [Member] CNY	Mar. 31, 2014 Guangzhou Kuyou [Member]	Dec. 31, 2014 Guangzhou Kuyou [Member] Online games revenue [Member] CNY	Dec. 31, 2013 Guangzhou Kuyou [Member] Online games revenue [Member] CNY	Dec. 31, 2012 Guangzhou Kuyou [Member] Online games revenue [Member] CNY	Dec. 31, 2014 Zhuhai Daren [Member] CNY	Dec. 31, 2013 Zhuhai Daren [Member] CNY	Dec. 31, 2012 Zhuhai Daren [Member] CNY	Dec. 31, 2014 Zhuhai Daren [Member] Online games revenue [Member] CNY	Dec. 31, 2013 Zhuhai Daren [Member] Online games revenue [Member] CNY	Dec. 31, 2012 Zhuhai Daren [Member] Online games revenue [Member] CNY	Dec. 31, 2014 Zhuhai Lequ [Member] CNY	Dec. 31, 2013 Zhuhai Lequ [Member] CNY	Dec. 31, 2012 Zhuhai Lequ [Member] CNY	Dec. 31, 2014 Zhuhai Lequ [Member] Online games revenue [Member] CNY	Dec. 31, 2013 Zhuhai Lequ [Member] Online games revenue [Member] CNY	Dec. 31, 2012 Zhuhai Lequ [Member] Online games revenue [Member] CNY	Dec. 31, 2014 Kingsoft [Member] CNY	Dec. 31, 2013 Kingsoft [Member] CNY	Dec. 31, 2012 Kingsoft [Member] CNY	Dec. 31, 2014 Xishanju [Member] CNY	Dec. 31, 2013 Xishanju [Member] CNY	Dec. 31, 2012 Xishanju [Member] CNY	Dec. 31, 2014 Xishanju [Member] Online games revenue [Member] CNY	Dec. 31, 2013 Xishanju [Member] Online games revenue [Member] CNY	Dec. 31, 2012 Xishanju [Member] Online games revenue [Member] CNY	Dec. 31, 2014 Shenzhen Qingdou [Member] CNY	Dec. 31, 2013 Shenzhen Qingdou [Member] CNY	Dec. 31, 2012 Shenzhen Qingdou [Member] CNY	Dec. 31, 2014 Guangzhou Muyou [Member] CNY	Dec. 31, 2013 Guangzhou Muyou [Member] CNY	Dec. 31, 2012 Guangzhou Muyou [Member] CNY	Dec. 31, 2014 Xiaomi [Member] CNY	Dec. 31, 2013 Xiaomi [Member] CNY	Dec. 31, 2012 Xiaomi [Member] CNY	Dec. 31, 2014 Xiaomi [Member] Advertising revenue [Member] CNY	Dec. 31, 2013 Xiaomi [Member] Advertising revenue [Member] CNY	Dec. 31, 2012 Xiaomi [Member] Advertising revenue [Member] CNY	Dec. 31, 2014 Xiaomi [Member] Membership subscription [Member] CNY	Dec. 31, 2013 Xiaomi [Member] Membership subscription [Member] CNY	Dec. 31, 2012 Xiaomi [Member] Membership subscription [Member] CNY	Dec. 31, 2014 Chairman and Co-founder [Member] CNY	Dec. 31, 2013 Chairman and Co-founder [Member] CNY	Dec. 31, 2012 Chairman and Co-founder [Member] CNY
Related party transactions [Line Items]
Injections of capital											15,000,000
Ownership percentage														20.00%
Payment on behalf of a related party	9,831,000	61,000,000			61,000,000
Bandwidth service provided by related party								42,470,000	21,272,000	11,776,000
Revenue from related party															37,001,000						25,597,000	24,452,000	7,547,000				2,631,000	5,076,000								18,000													1,154,000				227,000
Purchase of intangible assets from related party	3,507,000	21,757,000	14,631,000	1,920,000							6,836,000																				6,010,000
Repayment of interest-free loan from related party	242,000	1,500,000	1,000,000	2,500,000																2,000,000					1,000,000	500,000													1,000,000			500,000
Interest-free loan to related party	242,000	1,500,000		1,200,000																						1,200,000													1,000,000			500,000
Disposal of a cost investment to related party			3,000,000	1,000,000																																																				1,000,000
Disposal of an equity investment to related party	$ 252,000	1,563,000		2,000,000																													1,563,000														2,000,000